BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 112.5	$ 127.5
Financial liabilities	633.3	611.3
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	764.1	687.9
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43.5	54.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87.3	22.3
Prepaid expenses and other receivables
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Financial assets	198.2	213.2
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	52.4	34.2
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	24.9	44.5
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8.4	$ 7.0